FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities fair value at December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2022
	Level 1	Level 2	Level 3
Assets:
Money market fund	$25,199	$—	$—
Bank deposits	—	25,354	—
Agency bonds	—	35,985	—
Municipal bonds	—	508	—
Commercial paper	—	28,827	—
Treasury bills	—	5,964	—
	$25,199	$96,638	$—

Amounts included in:
Cash and cash equivalents	$25,199	$—	$—
Short-term investments	—	96,638	—
Total	$25,199	$96,638	$—

	December 31, 2021
	Level 1	Level 2	Level 3
Liabilities:
Warrant liability – Public warrants	$10,364	$—	$—
Warrant liability – Private warrants	—	—	10,670
	$10,364	$—	$10,670

Amounts included in:
Warrant liability	$(10,364)	$—	$(10,670)
Total	$(10,364)	$—	$(10,670)
Fair value of warrants liability
The fair value of the Public Warrants was determined with reference to the prevailing market price for warrants that were traded on Nasdaq under the ticker REEAW and as of the exchange date based on the exchange ratio to ordinary share and the quoted price for such share.
NOTE 14. FAIR VALUE MEASUREMENTS (cont.)

As of December 31, 2021, the Private Warrants were valued using a Modified Black Scholes Option Pricing Model, which was considered to be a Level 3 fair value measurement. The Modified Black Scholes model’s primary unobservable input utilized in determining the fair value of the Private Warrants was the expected volatility of the Class A ordinary shares. The expected volatility was implied from a blend of the Company’s own share and Public Warrant pricing and the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business. As of the exchange date, the Private Warrants were valued using the exchange ratio to ordinary share and the quoted price for such share.
The following table provides the inputs used for Level 3 fair value measurements as of December 31, 2021:

December 31, 2021
Stock price	$5.55
Strike price	$11.50
Term (in years)	4.6
Volatility	65.0%
Risk-free rate	1.2%
Dividend yield	0.0%

Transfers Into and Out of Level 3

The Company transfers financial instruments out of Level 3 on the date when underlying input parameters are readily observable from existing market quotes.

The following tables provide reconciliation for all financial liabilities measured at fair value using significant unobservable inputs (Level 3) for the twelve months ended December 31, 2022:

Total Level 3 Financial Liabilities
Balance – December 31, 2021	$10,670
Change in fair value of Private Placement Warrant liability	(9,512)
Transfer of Private Placement Warrants to Public Warrants	(699)
Reclassification of warrant liability to equity	(459)
Balance – December 31, 2022	$0